Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule Of Components Of Income Tax Expense (Benefit)
	PG&E Corporation			Utility
	Year Ended December 31,
(in millions)	2012	2011	2010	2012	2011	2010
Current:
Federal	$(74)	$(77)	$(12)	$(52)	$(83)	$(54)
State	33	152	130	41	161	134
Deferred:
Federal	374	504	525	404	534	589
State	(92)	(135)	(91)	(91)	(128)	(90)
Tax credits	(4)	(4)	(5)	(4)	(4)	(5)
Income tax provision	$237	$440	$547	$298	$480	$574

Schedule Of Deferred Tax Assets And Liabilities

	PG&E Corporation		Utility
	Year Ended December 31,
(in millions)	2012	2011	2012	2011
Deferred income tax assets:
Customer advances for construction	$101	$108	$101	$108
Reserve for damages	175	243	175	243
Environmental reserve	97	157	97	157
Compensation	229	310	179	258
Net operating loss carry forward	938	728	736	567
Other	264	217	255	180
Total deferred income tax assets	$1,804	$1,763	$1,543	$1,513
Deferred income tax liabilities:
Regulatory balancing accounts	$256	$643	$256	$643
Property related basis differences	7,449	6,544	7,447	6,536
Income tax regulatory asset	663	588	663	588
Other	173	192	99	105
Total deferred income tax liabilities	$8,541	$7,967	$8,465	$7,872
Total net deferred income tax liabilities	$6,737	$6,204	$6,922	$6,359
Classification of net deferred income tax liabilities:
Included in current liabilities (assets)	$(11)	$196	$(17)	$199
Included in noncurrent liabilities	6,748	6,008	6,939	6,160
Total net deferred income tax liabilities	$6,737	$6,204	$6,922	$6,359

Schedule Of Effective Income Tax Rate Reconciliation

	PG&E Corporation			Utility
	Year Ended December 31,
	2012	2011	2010	2012	2011	2010
Federal statutory income tax rate	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%
Increase (decrease) in income
tax rate resulting from:
State income tax (net of
federal benefit)	(3.9)	1.1	0.7	(3.0)	1.6	1.0
Effect of regulatory treatment
of fixed asset differences	(4.1)	(4.4)	(3.1)	(3.9)	(4.2)	(3.0)
Tax credits	(0.6)	(0.5)	(0.4)	(0.6)	(0.5)	(0.4)
Benefit of loss carryback	(0.7)	(1.9)	-	(0.4)	(2.1)	-
Non deductible penalties	0.6	6.5	0.2	0.5	6.3	0.2
Other, net	(3.8)	(1.5)	0.8	(0.8)	0.1	1.1
Effective tax rate	22.5%	34.3%	33.2%	26.8%	36.2%	33.9%

Schedule Of Change In Unrecognized Tax Benefits
	PG&E Corporation			Utility
	2012	2011	2010	2012	2011	2010
(in millions)
Balance at beginning of year	$506	$714	$673	$503	$712	$652
Additions for tax position taken
during a prior year	32	2	27	26	2	27
Reductions for tax position
taken during a prior year	(13)	(198)	(20)	(10)	(196)	-
Additions for tax position
taken during the current year	67	3	89	67	-	87
Settlements	(11)	(15)	(55)	(11)	(15)	(54)
Balance at end of year	$581	$506	$714	$575	$503	$712